As filed with the Securities and Exchange Commission on January 26, 2001




                                               Registration No. 33-56339
                                                                811-7237
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                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

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                              FORM N-1A
                                                                    ----
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / X /
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                                                                    ----
                     Pre-Effective Amendment No.                   /   /
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                    Post-Effective Amendment No. 40                / X /
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                                  and

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           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY     / X /
                              ACT OF 1940                           ----



                                                                    ----
                            Amendment No. 38                       / X /
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                   (Check appropriate box or boxes)

                        PUTNAM INVESTMENT FUNDS
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

             Registrant's Telephone Number, including Area Code
                             (617) 292-1000

                              --------------

             It is proposed that this filing will become effective
                          (check appropriate box)

/   /   immediately upon filing pursuant to paragraph (b)


/ X /   on March 7, 2001 pursuant to paragraph (b)


/   /   60 days after filing pursuant to paragraph (a) (1)

/   /   on (date) pursuant to paragraph (a) (1)


/   /   75 days after filing pursuant to paragraph (a) (2)


/   /   on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

/ X / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        -----------------------
                    JOHN R. VERANI, Vice President
                        PUTNAM INVESTMENT FUNDS
                        One Post Office Square
                     Boston, Massachusetts 02109
                  (Name and address of agent for service)
                        -----------------------
                               Copy to:
                      JOHN W. GERSTMAYR, Esquire
                            ROPES & GRAY
                       One International Place
                     Boston, Massachusetts 02110
                        -----------------------

This Amendment relates solely to the Registrant's Putnam International Blend Fund. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.




Prospectus


____], 2001


Putnam International Blend Fund

Class A shares
Investment Category: Growth

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.


Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


     CONTENTS

[ ]  Fund summary

[ ]  Goal

[ ]  Main investment strategies

[ ]  Main risks

[ ]  Fees and expenses

[ ]  What are the fund's main investment strategies and related risks?

[ ]  Who manages the fund?

[ ]  How does the fund price its shares?

[ ]  How do I buy fund shares?

[ ]  How do I sell fund shares?

[ ]  How do I exchange fund shares?

[ ]  Fund distributions and taxes


[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks capital appreciation. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States. We invest in a blend of growth and value stocks. Growth stocks are those issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies, although we can invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year of operation.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses represent estimates for the fund's current fiscal year which ends on [date].


Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                    Class A
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Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
the offering price)                                  5.75%

Maximum Deferred Sales Charge (Load)
as a percentage of the original
purchase price or redemption
proceeds, whichever is lower)                        NONE*
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Annual Fund Operating Expenses**
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                        Total
                                       Annual
                                        Fund
           Management     Other       Operating        Expense          Net
             Fees        Expenses     Expenses      Reimbursement    Expenses
-------------------------------------------------------------------------------

Class A       %             %            %               %               %

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* A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

** Reflects Putnam Management's contractual obligation to limit fund expenses through [date].

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

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                            1 year                        3 years
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Class A                       $                             $
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What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in stocks issued by companies outside the United States. Under normal market conditions, we invest at least 65% of the fund's total assets in the equity securities of companies located in at least three countries other than the United States. To determine whether a company is located outside of the United States, we look at the following factors; where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding which investments to buy or sell. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S.
  companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tyax considerations may apply to the fund's foreign investments.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities and debt securities, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.


* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.


Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a monthly management fee for these services based on the fund's average net assets, at the annual rate of [management fee]. Putnam Management's address is One Post Office Square, Boston, MA 02109.

In order to limit the fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through [] to the extent that expenses of the fund (exclusive of brokerage, interest, taxes and extraordinary expenses, and payments under the fund's distribution plans) would exceed an annual rate of [%] of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. His experience as a portfolio manager or investment analyst over at least the last five years is also shown.

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Manager                  Since     Experience
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Colin Moore              2000      May 2000 - Present Putnam Management
Managing Director                  Prior to May 2000  Chief Investment
                                                      Officer at Rockefeller
                                                      & Co., Inc.
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How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Retail Management.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Initial sales charges for class A shares
----------------------------------------------------------------------
                                        Class A sales charge
                                         as a percentage of:
----------------------------------------------------------------------
Amount of purchase               Net amount                Offering
at offering price ($)            invested                   price*
----------------------------------------------------------------------
Under 50,000                       6.10%                    5.75%
50,000 but under 100,000           4.71                     4.50
100,000 but under 250,000          3.63                     3.50
250,000 but under 500,000          2.56                     2.50
500,000 but under 1,000,000        2.04                     2.00
1,000,000 and above                NONE                     NONE
----------------------------------------------------------------------
* Offering price includes sales charge.

Deferred sales charges for certain class A shares

A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. The fund has adopted a distribution plan to pay for the marketing of fund shares and for services provided to shareholders, although the fund is not currently making any payments pursuant to the plan. The plan provides for payments at annual rates (based on average net assets) of up to 0.35%. Should the Trustees decide in the future to approve payments under the plan, this prospectus will be revised.

How do I sell fund shares?

You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. The telephone redemption privilege may be modified or terminated without notice.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

For more information about Putnam International Blend Fund

The fund's statement of additional information (SAI) includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: , or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

            One Post Office Square
            Boston, Massachusetts 02109
            1-800-225-1581

            Address correspondence to
            Putnam Investor Services
            P.O. Box 41203
            Providence, Rhode Island 02940-1203

            www.putnaminvestments.com

            File No. 811 - 7237           xxxxx  x/xx




PUTNAM INTERNATIONAL BLEND FUND

A SERIES OF PUTNAM INVESTMENT FUNDS

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")


___], 2001

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated[___], 2001, as revised from time to time. This SAI contains information that may be useful to investors but that is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund's prospectus, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.


Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

TABLE OF CONTENTS

PART I

FUND ORGANIZATION AND CLASSIFICATION                             I-[ ]
INVESTMENT RESTRICTIONS                                          I-[ ]
CHARGES AND EXPENSES                                             I-[ ]
ADDITIONAL OFFICERS                                              I-[ ]
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                 I-[ ]

Part II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS        II-1

TAXES                                                            II-24
MANAGEMENT                                                       II-28
DETERMINATION OF NET ASSET VALUE                                 II-35
HOW TO BUY SHARES                                                II-36
DISTRIBUTION PLANS                                               II-46
INVESTOR SERVICES                                                II-50
SIGNATURE GUARANTEES                                             II-54
SUSPENSION OF REDEMPTIONS                                        II-54
SHAREHOLDER LIABILITY                                            II-55
STANDARD PERFORMANCE MEASURES                                    II-55
COMPARISON OF PORTFOLIO PERFORMANCE                              II-56
SECURITIES RATINGS                                               II-61
DEFINITIONS                                                      II-65

SAI
PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam International Blend Fund is a diversified series of Putnam
Investment Funds, a Massachusetts business trust organized on October 1, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund may offer classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or (ii) when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class. When the Trustees determine that such a matter affects only the interests of a particular series or class, only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

                 ------------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Management fees


Under a Management Contract dated [ , 2001] the fund pays a monthly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the month, at the annual rate of:


% of the first $500 million of average net assets;
% of the next $500 million of average net assets;
% of the next $500 million of average net assets;
% of the next $5 billion of average net assets;
% of the next $5 billion of average net assets;
% of the next $5 billion of average net assets;
% of the next $5 billion of average net assets;
% of the next $5 billion of average net assets;
% of the next $5 billion of average net assets;
% of the next $5 billion of average net assets;
% of the next $5 billion of average net assets
% of the next $5 billion of average net assets;
% of the next $8.5 billion of average net assets; and % of any excess thereafter.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.


Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Board Policy and Nominating Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by the fund for its first full fiscal year and the fees paid to each Trustee by all of the Putnam funds during calendar year 2000:





COMPENSATION TABLE
                      Estimated      Pension or        Estimated          Total
                      Aggregate      retirement     annual benefits   compensation
                    compensation  benefits accrued      from all        from all
                       from the      as part of      Putnam funds        Putnam
Trustees/Year           fund(1)     fund expenses  upon retirement(2)    funds(3)
-------------------------------------------------------------------------------------
Jameson A. Baxter/    $            $                   $                 $
1994(4)
Hans H. Estin/
1972
John A. Hill/
1985(4)(5)
Ronald J. Jackson/
1996(4)
Paul L. Joskow/
1997(4)
Elizabeth T. Kennan/
1992
Lawrence J. Lasser/
1992
John H. Mullin, III/
1997(4)
Robert E. Patterson/
1984
William F. Pounds/
1971(5) (6)
George Putnam/
1957(6)
George Putnam, III/
1984
A.J.C. Smith/
1986
W. Thomas Stephens/
1997(4)
W. Nicholas Thorndike/
1992



(1) Includes an annual retainer and an attendance fee for each meeting attended.


(2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2000.

(3) As of December 31, 2000, there were 124 funds in the Putnam family.


(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. [The total amounts of deferred compensation payable by the fund to [Ms. Baxter, Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin,
and Mr. Stephens] as of [FYE] were [$   ], [$   ], [$   ], [$   ], [$   ]
and $[    ], respectively, including income earned on such amounts.]

(5) Reflects retirement from the Board of Trustees as of June 30, 2000.

(6) Includes additional compensation for service as Vice Chairman of the Putnam funds. Mr. Hill became Chairman effective July 1, 2000.


Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in
Part II of this SAI.

Share ownership



At [           ] Putnam Investments, LLC, owned of record and beneficially
100% of the shares of the fund and therefore may be deemed to "control" the fund. Putnam Investments, LLC is incorporated in Massachusetts, and its parent corporation, Marsh & McLennan Companies, Inc., is incorporated in Delaware. The address of Putnam Investments, LLC is One Post Office Square, Boston, MA 02109.


ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name      (Age) (Number of funds)

Deborah Kuenstner  (42) (13 funds).        Managing Director of Putnam
                                           Management

Colin Moore        (42) (____funds).       Managing Director
                                           of Putnam Management

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


PricewaterhouseCoopers, LLP, 160 Federal Street, Boston, Massachusetts 02110, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.





PUTNAM INVESTMENT FUNDS

Putnam International Blend Fund

FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

1. Amended Agreement and Declaration of Trust dated January 6, 1995 -- Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement.
2. By-Laws as amended through July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement.
3a. Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement.
3b.  Portions of By-Laws Relating to Shareholders' Rights --
     Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement.
4. Management Contract dated December 12, 1994, as most recently revised, 2000 -- To be filed by amendment.
5a. Distributor's Contract dated December 2, 1994 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
5b. Form of Dealer Sales Contract - Incorporated by reference to Pre-effective Amendment No. 1 to the Registrant's Registration Statement.
5c. Form of Financial Institution Sales Contract - Incorporated by reference to Pre-effective Amendment No. 1 to the Registrant's Registration Statement.
6. Trustee Retirement Plan dated October 4, 1996 --Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
7. Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
8. Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Pre-Effective Amendment
     No. 1 to the Registrant's Registration Statement.
9.   Opinion of Ropes & Gray, including consent -- To be filed by amendment.
10.  Not applicable.
11.  Not applicable.
12. Investment Letter from Putnam Investments, Inc. to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
13a. Class A Distribution Plan and Agreement dated April 1, 2000 -
     Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
13b. Class B Distribution Plan and Agreement dated April 1, 2000 -
     Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
13c. Class C Distribution Plan and Agreement dated April 1, 2000 -
     Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
13d. Class M Distribution Plan and Agreement dated April 1, 2000 -
     Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
13e. Form of Specimen Dealer Service Agreement - Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
13f. Form of Specimen Financial Institution Service Agreement -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
14.  Rule 18f-3 Plan -- Incorporated by reference to Post-Effective
     Amendment No. 28 to the Registrant's Registration Statement.
15a. The Putnam Funds Code of Ethics -- Incorporated by reference to Post-
     Effective Amendment No. 32 to the Registrant's Registration Statement. 15b. Putnam Investments Code of Ethics -- Incorporated by reference to Post-
     Effective Amendment No. 32 to the Registrant's Registration Statement.

Item 24. Persons Controlled by or under Common Control with Registrant


As of the effectiveness of this Amendment, it is expected Putnam
Investments, Inc. will own 100% of the Fund. As of December 31, 2000, Putnam Investments, Inc. owned:

Putnam Mid-Cap Value Fund                88.70%
Putnam Growth Fund                       85.90%
Putnam International Fund                95.30%
Putnam Latin America Fund                81.70%
Putnam Asia Pacific Fund II              88.10%
Putnam International 2000                87.50%
Putnam U.S. Core Fund                    78.40%
Putnam Equity 2000                       78.50%
Putnam Global Aggressive Growth Fund     60.40%
Putnam Equity Fund 98                    59.30%


Item 25. Indemnification

The information required by this item is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7237).

Item 28. Location of Accounts and Records


Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Judith Cohen; Registrant's investment adviser, Putnam Investment Management, LLC; Registrant's principal underwriter, Putnam Retail Management, Inc.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.


Item 29.  Management Services

None.

Item 30.  Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Investment Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

POWER OF ATTORNEY

We, the undersigned Officers of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Charles E. Porter, Patricia Flaherty, John W. Gerstmayr, Bryan Chegwidden and Gordon H. Silver, and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacities indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto our said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature                Title                   Date

/s/ Michael T. Healy     Assistant Treasurer     December 21, 2000
Michael T. Healy

/s/ Judith Cohen         Clerk                   December 21, 2000
Judith Cohen

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asia Pacific Growth Fund
Putnam Asset Allocation Funds
Putnam Balanced Retirement Fund
Putnam California Tax Exempt Income Fund
Putnam California Tax Exempt Money Market Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Growth Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Governmental Income Trust
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Growth Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam New York Tax Exempt Money Market Fund
Putnam New York Tax Exempt Opportunities Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

POWER OF ATTORNEY

I, the undersigned Treasurer of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Patricia Flaherty, John W. Gerstmayr, Bryan Chegwidden and Gordon
H. Silver, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature                 Title         Date

/s/ Charles E. Porter     Treasurer     December 21, 2000
Charles E. Porter

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asia Pacific Growth Fund
Putnam Asset Allocation Funds
Putnam Balanced Retirement Fund
Putnam California Tax Exempt Income Fund
Putnam California Tax Exempt Money Market Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Growth Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Governmental Income Trust
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Growth Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam New York Tax Exempt Money Market Fund
Putnam New York Tax Exempt Opportunities Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all if the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 26th day of January , 2001.


                              Putnam Investment Funds

                              By: /s/ Gordon H. Silver, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Investment Funds has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title

John A. Hill                  Chairman of the Board; Trustee

George Putnam, III            President; Principal Executive Officer; Trustee


Charles Porter                Executive Vice President; Treasurer;
                              Principal Financial Officer

Michael T. Healy              Assistant Treasurer;
                              Principal Accounting Officer


Jameson A. Baxter             Trustee

Hans H. Estin                 Trustee

Ronald J. Jackson             Trustee

Paul L. Joskow                Trustee

Elizabeth T. Kennan           Trustee

Lawrence J. Lasser            Trustee

John H. Mullin, III           Trustee

Robert E. Patterson           Trustee

A.J.C. Smith                  Trustee

W. Thomas Stephens            Trustee

W. Nicholas Thorndike         Trustee

                              By: /s/ Gordon H. Silver,
                              as Attorney-in-Fact

                              January 26, 2001